Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020 Bbls MMBbls Bcf	Dec. 31, 2019 MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf
Disclosure of information about consolidated structured entities [Line Items]
Estimated crude oil production	11	12	12
Estimated proved crude oil reserves	70	88	83
Estimated natural gas liquids production	1	1	2
Estimated proved natural gas liquids reserves	7	6	8
Estimated natural gas production | Bcf	53	60	61
Estimated Proved oil equivalent reserves	120	140	143
Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved natural gas reserves | Bcf	245	259	288
Estimated barrel of oil equivalent production	22	24	24
Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved natural gas reserves | Bcf	290	321	349
Oil equivalent [Member]
Disclosure of information about consolidated structured entities [Line Items]
Natural gas converted to barrel of oil equivalent | Bbls	5,615